Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Related Party Transactions

The amounts charged under each of the agreements with Pfizer for the three months ended March 31, 2103 were as follows:

Three Months Ended
(MILLIONS OF DOLLARS)	March 31, 2013
Transitional services agreement	$27
Master manufacturing and supply agreements	57
Employee matters agreement	31